UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23477
BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
6/30
Date of reporting period:
12/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF
ITEM 1 - Reports to Stockholders

BNY Mellon Ultra Short Income ETF
SEMI-ANNUAL
SHAREHOLDER
REPORT
December 31, 2025
Ticker – BKUI (NYSE Arca, Inc.)
This semi-annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF*	$6	0.12%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 12/31/25 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$229	131	7.70%
Portfolio Holdings (as of 12/31/25 )
Sector Allocation (Based on Net Assets)

Financial
74.8%
Consumer, Cyclical
6.2%
Consumer, Non-cyclical
5.9%
Government
4.2%
Communications
3.8%
Industrial
1.7%
Energy
1.3%
Technology
1.3%
Investment Companies
0.6%
Net Other Assets and Liabilities
0.2%

Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
52.0%
Commercial Paper
43.0%
U.S. Treasury Securities
4.2%
Investment Companies
0.6%
Net Other Assets and Liabilities
0.2%

How has the Fund changed?
  BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least October 31, 2026, to assume the direct expenses of the Fund so that the Fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) do not exceed 0.12% of the Fund’s average daily net assets. Prior to October 31, 2026, this expense limitation agreement may only be terminated by the Fund’s board. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since July 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated October 31, 2025 at bny.com/investments/etfliterature   or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4862SA1225

Item 1. Reports to Stockholders (cont.).

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2025

BNY Mellon Ultra Short Income ETF: BKUI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Ultra Short Income ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 56.2%
Automobiles & Components — 3.7%
American Honda Finance Corp., Sr. Unscd. Notes	1.30	9/9/2026	300,000	294,737
BMW US Capital LLC, Gtd. Notes(a)	4.90	4/2/2027	600,000	607,263
BMW US Capital LLC, Gtd. Notes, (3 Month SOFRIX +0.92%)(a),(b)	4.75	8/13/2027	1,200,000	1,206,896
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.40	4/6/2026	250,000	250,891
General Motors Financial Co., Inc., Sr. Unscd. Notes, (3 Month SOFRIX +1.35%)(b)	5.19	5/8/2027	1,350,000	1,357,783
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	3.45	1/6/2027	325,000	323,537
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.10	8/3/2028	1,500,000	1,541,050
Mercedes-Benz Finance North America LLC, Gtd. Notes(a)	5.20	8/3/2026	325,000	327,369
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	1,750,000	1,780,203
Toyota Motor Credit Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.65%)(b)	4.41	3/19/2027	750,000	753,459
				8,443,188
Banks — 30.0%
ASB Bank Ltd., Sr. Unscd. Notes(a)	5.40	11/29/2027	2,000,000	2,056,991
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.65%)(a),(b)	4.42	9/30/2027	1,000,000	1,005,271
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.68%)(a),(b)	4.63	7/16/2027	900,000	904,678
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	2,000,000	1,982,277
Bank of America NA, Sr. Unscd. Notes	5.53	8/18/2026	300,000	302,769
Bank of Montreal, Sr. Unscd. Notes	5.20	2/1/2028	1,800,000	1,847,093
Bank of Montreal, Sr. Unscd. Notes	5.27	12/11/2026	325,000	329,231
Barclays PLC, Sr. Unscd. Notes	4.34	1/10/2028	1,000,000	1,002,813
Barclays PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.88%)(b)	5.64	9/13/2027	750,000	756,693
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.72%)(b)	4.70	1/13/2028	1,500,000	1,502,380
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.22%)(b)	4.99	10/2/2026	375,000	377,601
Citibank NA, Sr. Unscd. Notes	5.80	9/29/2028	500,000	524,426
Citigroup, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.54	6/9/2027	1,600,000	1,602,125
Commonwealth Bank of Australia, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.75%)(a),(b)	4.51	3/13/2026	350,000	350,428
DBS Group Holdings Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.60%)(a),(b)	4.36	3/21/2028	2,250,000	2,257,497
HSBC USA, Inc., Sr. Unscd. Notes	4.65	6/3/2028	2,200,000	2,234,567
ING Groep NV, Sr. Unscd. Notes	3.95	3/29/2027	600,000	599,939
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	2,000,000	2,026,551
JPMorgan Chase & Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.92%)(b)	4.84	4/22/2028	2,000,000	2,009,815
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	325,000	328,563
KeyBank NA, Sr. Unscd. Notes	5.85	11/15/2027	2,250,000	2,319,435
Lloyds Banking Group PLC, Sr. Unscd. Notes, (3 Month SOFRIX +1.58%)(b)	5.35	1/5/2028	1,850,000	1,869,129
Macquarie Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.92%)(a),(b)	4.69	7/2/2027	2,050,000	2,064,191
Manufacturers & Traders Trust Co., Sr. Unscd. Notes	4.70	1/27/2028	2,000,000	2,027,164
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.87%)(b)	4.66	5/26/2028	2,280,000	2,287,439
Morgan Stanley Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.17%)(b)	5.05	10/30/2026	500,000	504,162
National Australia Bank Ltd., Sr. Unscd. Notes(a)	1.89	1/12/2027	375,000	368,162

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 56.2% (continued)
Banks — 30.0% (continued)
National Australia Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.60%)(a),(b)	4.51	10/26/2027	1,750,000	1,757,607
National Bank of Canada, Gtd. Notes, (3 Month SOFRIX +1.03%)(b)	4.80	7/2/2027	750,000	751,846
NatWest Markets PLC, Sr. Unscd. Notes(a)	1.60	9/29/2026	225,000	221,415
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.90%)(a),(b)	4.73	5/17/2027	500,000	503,133
NatWest Markets PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.95%)(a),(b)	4.71	3/21/2028	1,400,000	1,408,567
PNC Bank NA, Sr. Unscd. Notes	3.10	10/25/2027	2,000,000	1,975,977
Royal Bank of Canada, Sr. Unscd. Notes, (3 Month SOFRIX +0.95%)(b)	4.90	1/19/2027	650,000	654,354
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.17%)(a),(b)	5.00	5/14/2028	2,250,000	2,265,125
Standard Chartered PLC, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.93%)(a),(b)	5.70	7/6/2027	400,000	402,725
State Street Corp., Sr. Unscd. Notes	5.27	8/3/2026	225,000	226,454
State Street Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.85%)(b)	4.70	8/3/2026	600,000	601,866
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.40	9/17/2026	300,000	294,795
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	1.90	9/17/2028	1,150,000	1,086,482
Sumitomo Mitsui Trust Bank Ltd., Sr. Unscd. Notes(a)	5.65	9/14/2026	325,000	328,822
Sumitomo Mitsui Trust Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.12%)(a),(b)	4.90	3/9/2026	300,000	300,535
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	2,000,000	2,060,501
The Bank of Nova Scotia, Sr. Unscd. Notes	5.35	12/7/2026	750,000	760,224
The Goldman Sachs Group, Inc., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.12%)(b)	4.93	2/24/2028	2,000,000	2,012,960
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.60	7/23/2026	325,000	322,767
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	1,000,000	1,023,116
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.53	7/17/2026	200,000	201,677
The Toronto-Dominion Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.73%)(b)	4.50	4/5/2027	850,000	853,315
Truist Bank, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.77%)(b)	4.68	7/24/2028	500,000	500,054
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	1,950,000	1,869,123
U.S. Bancorp, Ser. V, Sr. Unscd. Notes	2.38	7/22/2026	325,000	322,670
UBS Group AG, Sr. Unscd. Notes(a)	4.28	1/9/2028	1,800,000	1,802,994
United Overseas Bank Ltd., Sr. Unscd. Notes, (3 Month SOFRIX +0.58%)(a),(b)	4.35	4/2/2028	2,200,000	2,204,818
US Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.69%)(b)	4.61	10/22/2027	1,600,000	1,603,804
Wells Fargo & Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.78%)(b)	4.69	1/24/2028	2,000,000	2,004,985
Wells Fargo Bank NA, Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +1.07%)(b)	4.83	12/11/2026	900,000	906,328
Westpac Banking Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.52%)(b)	4.30	6/3/2026	1,900,000	1,902,428
				68,572,857
Beverage Products — 1.7%
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	2,000,000	2,030,987
The Coca-Cola Company, Sr. Unscd. Notes	1.00	3/15/2028	1,900,000	1,795,098
				3,826,085
Diversified Financials — 1.4%
American Express Co., Sr. Unscd. Notes	2.55	3/4/2027	750,000	739,417
American Express Co., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.76%)(b)	4.59	2/13/2026	250,000	250,041
The Charles Schwab Corp., Sr. Unscd. Notes	3.20	1/25/2028	1,500,000	1,480,307
The Charles Schwab Corp., Sr. Unscd. Notes	5.88	8/24/2026	350,000	353,923
The Charles Schwab Corp., Sr. Unscd. Notes, (3 Month SOFRIX +0.52%)(b)	4.35	5/13/2026	300,000	300,219
				3,123,907

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 56.2% (continued)
Energy — 1.3%
BP Capital Markets PLC, Gtd. Notes	3.72	11/28/2028	2,000,000	1,987,915
Chevron USA, Inc., Gtd. Notes	4.48	2/26/2028	1,000,000	1,015,919
				3,003,834
Health Care — 4.2%
AbbVie, Inc., Sr. Unscd. Notes	2.95	11/21/2026	350,000	347,368
AbbVie, Inc., Sr. Unscd. Notes	4.65	3/15/2028	2,000,000	2,034,920
CVS Health Corp., Sr. Unscd. Notes	3.00	8/15/2026	300,000	298,084
Eli Lilly & Co., Sr. Unscd. Notes	4.55	2/12/2028	2,000,000	2,035,771
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	2,300,000	2,310,222
Roche Holdings, Inc., Gtd. Notes, (3 Month SOFRCOMPOUND +0.74%)(a),(b)	4.57	11/13/2026	650,000	653,328
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.20	9/23/2026	7,000	6,959
The Cigna Group, Gtd. Notes	4.38	10/15/2028	2,000,000	2,018,572
				9,705,224
Industrial — 1.7%
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.52%)(b)	4.35	5/14/2027	750,000	753,510
Caterpillar Financial Services Corp., Sr. Unscd. Notes, (3 Month SOFRCOMPOUND +0.56%)(b)	4.39	11/15/2027	1,000,000	1,006,915
John Deere Capital Corp., Sr. Unscd. Notes	1.70	1/11/2027	350,000	342,844
John Deere Capital Corp., Sr. Unscd. Notes	4.75	1/20/2028	1,750,000	1,784,161
				3,887,430
Information Technology — .6%
Oracle Corp., Sr. Unscd. Notes	2.65	7/15/2026	300,000	297,596
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	1,250,000	1,184,581
				1,482,177
Insurance — .1%
Prudential Financial, Inc., Sr. Unscd. Notes	1.50	3/10/2026	300,000	298,624
Internet Software & Services — .8%
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	1,950,000	1,935,649
Media — .8%
Comcast Corp., Gtd. Notes	2.35	1/15/2027	750,000	738,672
Comcast Corp., Gtd. Notes	5.35	11/15/2027	1,000,000	1,023,929
				1,762,601
Real Estate — .3%
Simon Property Group LP, Sr. Unscd. Notes	1.38	1/15/2027	725,000	706,667
Retailing — 2.5%
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	9/15/2028	2,250,000	2,120,387
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	1,950,000	1,906,091
Target Corp., Sr. Unscd. Notes	1.95	1/15/2027	700,000	687,695
Target Corp., Sr. Unscd. Notes	4.35	6/15/2028	1,000,000	1,011,923
				5,726,096
Technology Hardware & Equipment — .7%
International Business Machines Corp., Sr. Unscd. Notes	4.65	2/10/2028	1,500,000	1,522,790
Telecommunication Services — 2.2%
AT&T, Inc., Sr. Unscd. Notes	4.25	3/1/2027	1,900,000	1,904,616
Cisco Systems, Inc., Sr. Unscd. Notes	4.55	2/24/2028	1,250,000	1,270,729
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	600,000	598,301
T-Mobile USA, Inc., Gtd. Notes	4.75	2/1/2028	1,300,000	1,300,549
				5,074,195

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 56.2% (continued)
U.S. Treasury Securities — 4.2%
U.S. Treasury Notes	3.38	9/15/2028	3,700,000	3,685,258
U.S. Treasury Notes	4.00	1/15/2027	3,800,000	3,818,607
U.S. Treasury Notes	4.13	11/15/2027	2,000,000	2,023,047
				9,526,912
Total Bonds and Notes (cost $127,654,840)				128,598,236

	Annualized Yield (%)
Commercial Paper — 43.0%
Australia & New Zealand Banking Group Ltd.(a),(c)	4.20	2/23/2026	4,500,000	4,474,984
BofA Securities, Inc.(c)	3.63	10/23/2026	5,000,000	4,849,680
BPCE(a),(c)	4.27	2/11/2026	5,000,000	4,978,135
Canadian Imperial Bank of Commerce, (1 Month SOFR +0.31%)(a),(b)	4.18	9/8/2026	4,500,000	4,500,433
Collateralized Commercial Paper V Co., LLC, (1 Month SOFR +0.30%)(b)	4.17	5/8/2026	3,000,000	3,000,158
CRC Funding LLC, (1 Month SOFR +0.23%)(a),(b)	4.10	5/13/2026	5,000,000	5,001,318
Credit Industriel et Commercial, (1 Month SOFR +0.27%)(a),(b)	4.14	4/2/2026	6,000,000	6,002,128
Danske Bank(a),(c)	3.66	10/27/2026	5,000,000	4,847,740
Danske Bank(a),(c)	4.28	3/23/2026	2,000,000	1,982,916
HSBC Bank PLC, (1 Month SOFR +0.25%)(a),(b)	4.12	6/17/2026	5,000,000	5,000,302
ING US Funding LLC(a),(c)	4.28	4/6/2026	5,000,000	4,950,080
LMA Americas LLC(a),(c)	3.83	5/22/2026	5,000,000	4,926,130
LMA Americas LLC(c)	4.23	2/27/2026	2,000,000	1,987,910
Macquarie Bank Ltd.(a),(c)	4.27	4/30/2026	4,250,000	4,197,015
Manhattan Asset Funding Co., LLC(a),(c)	3.87	4/20/2026	6,500,000	6,425,321
National Australia Bank Ltd., (1 Month SOFR +0.32%)(a),(b)	4.19	3/5/2026	5,000,000	5,002,070
Old Line Funding LLC, (1 Month SOFR +0.29%)(a),(b)	4.16	7/2/2026	5,000,000	5,001,010
Paradelle Funding LLC, (1 Month SOFR +0.29%)(b)	4.16	2/26/2026	4,500,000	4,501,195
Podium Funding Trust(c)	3.75	7/16/2026	4,500,000	4,407,827
Skandinaviska Enskilda Banken(a),(c)	4.33	3/2/2026	7,000,000	6,956,019
Societe Generale SA(a),(c)	4.41	2/2/2026	1,500,000	1,494,831
Westpac Banking Corp., (1 Month SOFR +0.28%)(a),(b)	4.15	5/29/2026	4,000,000	4,001,840
Total Commercial Paper (cost $98,443,646)				98,489,042

	1-Day Yield (%)	Shares
Investment Companies — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,334,503)	4.04	1,334,503	1,334,503
Total Investments (cost $227,432,989)		99.8%	228,421,781
Cash and Receivables (Net)		.2%	421,359
Net Assets		100.0%	228,843,140

SOFR—Secured Overnight Financing Rate
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate

SOFRIX—Secured Overnight Financing Rate Index

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities amounted to $104,604,674 or 45.7% of net assets.

(b)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is a discount security. Income is recognized through the accretion of discount.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 6/30/2025	Purchases ($)†	Sales ($)	Value ($) 12/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .6%	6,908,482	95,787,343	(101,361,322)	1,334,503	161,672

†	Includes reinvested dividends/distributions.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	226,098,486	227,087,278
Affiliated issuers	1,334,503	1,334,503
Dividends and interest receivable		1,397,095
		229,818,876
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		23,306
Distributions payable		952,430
		975,736
Net Assets ($)		228,843,140
Composition of Net Assets ($):
Paid-in capital		228,311,948
Total distributable earnings (loss)		531,192
Net Assets ($)		228,843,140
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		4,600,001
Net Asset Value Per Share ($)		49.75
Market Price Per Share ($)		49.74
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2025 (Unaudited)

Investment Income ($):
Income:
Interest	5,059,074
Dividends:
Affiliated issuers	161,672
Total Income	5,220,746
Expenses:
Management fee—Note 3(a)	138,888
Total Expenses	138,888
Less—reduction in expenses due to undertaking—Note 3(a)	(242)
Net Expenses	138,646
Net Investment Income	5,082,100
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	56,597
Net change in unrealized appreciation (depreciation) on investments	283,877
Net Realized and Unrealized Gain (Loss) on Investments	340,474
Net Increase in Net Assets Resulting from Operations	5,422,574
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30, 2025

Operations ($):
Net investment income	5,082,100	6,868,534
Net realized gain (loss) on investments	56,597	4,430
Net change in unrealized appreciation (depreciation) on investments	283,877	790,315
Net Increase (Decrease) in Net Assets Resulting from Operations	5,422,574	7,663,279
Distributions ($):
Distributions to shareholders	(6,095,723)	(6,348,430)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	29,930,286	176,112,044
Cost of shares redeemed	(34,833,940)	(17,416,483)
Transaction fees—Note 5	6,477	19,353
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(4,897,177)	158,714,914
Total Increase (Decrease) in Net Assets	(5,570,326)	160,029,763
Net Assets ($):
Beginning of Period	234,413,466	74,383,703
End of Period	228,843,140	234,413,466
Capital Share Transactions (Shares):
Shares sold	600,000	3,550,000
Shares redeemed	(700,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding	(100,000)	3,200,000
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Six Months Ended December 31, 2025 (Unaudited)	Year Ended June 30,
		2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	49.88	49.59	49.16	48.97	50.00
Investment Operations:
Net investment income(b)	1.10	2.32	2.41	1.56	.17
Net realized and unrealized gain (loss) on investments	.08	.37	.36	.18	(.94 )
Total from Investment Operations	1.18	2.69	2.77	1.74	(.77 )
Distributions:
Dividends from net investment income	(1.31)	(2.41)	(2.34)	(1.55)	(.27 )
Transaction fees(b)	.00 (c)	.01	.00 (c)	.00 (c)	.01
Net asset value, end of period	49.75	49.88	49.59	49.16	48.97
Market value, end of period	49.74	49.88	49.58	49.15	48.96
Total Return (%)	2.39 (d)	5.58	5.76	3.64	(1.54)(d),(e)
Market Price Total Return (%)	2.36 (d)	5.61	5.77	3.62	(1.55)(d),(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(f)	.12 (g)	.12	.12	.12	.12 (g)
Ratio of net expenses to average net assets(f)	.12 (g),(h)	.12	.12	.12	.12 (g)
Ratio of net investment income to average net assets(f)	4.39 (g),(h)	4.68	4.90	3.19	.39 (g)
Portfolio Turnover Rate(i)	7.70 (d)	15.39	42.44	20.55	43.10 (d)
Net Assets, end of period ($ x 1,000)	228,843	234,413	74,384	29,498	26,931

(a)	From August 11, 2021 (commencement of operations) to June 30, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	Not annualized.
(e)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Annualized.
(h)	Amount inclusive of reduction in expenses due to undertaking.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than Treasury Bills) will be valued, to the extent possible, by one or more independent pricing services (each, a “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Commercial Paper	—	98,489,042	—	98,489,042
Corporate Bonds and Notes	—	119,071,324	—	119,071,324
U.S. Treasury Securities	—	9,526,912	—	9,526,912
Investment Companies	1,334,503	—	—	1,334,503
	1,334,503	227,087,278	—	228,421,781

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the fund and its investments. To the extent the fund may overweight its investments in certain countries, companies, industries or sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Commercial Paper Risk: Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Banking Industry Risk: The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk, and regulatory developments relating to the banking industry such as extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain adverse effects on profitability due to increases in interest rates or loan losses; severe price competition; and increases inter-industry consolidation and competition. Investments in regional banks, which may be small or medium in size, may involve greater risk than investing in larger, more established banks. A regional bank’s financial performance may be dependent upon the business environment in certain geographic regions of the United States and, as a result, adverse economic or employment developments in such regions may negatively impact such regional bank and, in turn, the fund. In March 2023, the shut-down of certain regional banks resulted in concerns over disruption in the U.S. banking system. Additional bank shut-downs or failures in the future could have adverse impacts on the fund.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On December 29, 2025, the Board declared a cash dividend of $.21 per share from undistributed net investment income, payable on January 2, 2026 to shareholders of record as of the close of business on December 29, 2025, with an ex-dividend date of December 29, 2025.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended June 30, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $336,882 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2025. The fund has $119,985 of short-term capital losses and $216,897 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2025 was as follows: ordinary income $6,348,430. The tax character of current year distributions will be determined at the end of the current fiscal year.
(g) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December 31, 2025, there was no voluntary reduction in expenses pursuant to the undertaking.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
In addition, the Adviser has contractually agreed, from July 1, 2025 through October 31, 2026, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, cost of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed .12% of the value of the fund’s average daily net assets. On or after October 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $242 during the period ended December 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund) pays the Sub-Adviser a monthly fee at an annual rate of .06% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $23,548, which are offset against an expense reimbursement currently in effect in the amount of $242.
(c) Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended December 31, 2025, amounted to $28,944,706 and $9,354,938, respectively.
At December 31, 2025, accumulated net unrealized appreciation on investments was $988,792, consisting of $1,042,689 gross unrealized appreciation and $53,897 gross unrealized depreciation.
At December 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended December 31, 2025, the fund had no in-kind transactions.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-4862NCSRSA1225

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               BNY Mellon ETF Trust

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 2/19/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ David J. DiPetrillo

David J. DiPetrillo, President

(Principal Executive Officer)

Date 2/19/2026

By (Signature and Title) * /s/ James Windels

James Windels, Treasurer

(Principal Financial and Accounting Officer)

Date 2/19/2026

* Print the name and title of each signing officer under his or her signature.